As filed with the Securities and Exchange Commission on May 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2007

Date of reporting period:  March 31, 2007

Item 1. Schedules of Investments.

McCarthy Multi-Cap Stock Fund
Schedule of Investments
at March 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.52%
	Aerospace & Defense - 0.51%
8,615	Innovative Solutions & Support, Inc.*	$218,132
	Air Freight & Logistics - 0.48%
6,185	Forward Air Corp.	203,363
	Beverages - 1.98%
13,196	PepsiCo, Inc.	838,738
	Capital Markets - 1.57%
18,120	Federated Investors, Inc. - Class B	665,366
	Chemicals - 0.68%
13,200	Headwaters, Inc.*	288,420
	Commercial Services & Supplies - 2.75%
15,755	FirstService Corp.*#	434,523
14,300	Gevity HR, Inc.	282,282
6,118	Jackson Hewitt Tax Service, Inc.	196,877
2,000	Strayer Education, Inc.	250,000
		1,163,682
	Communications Equipment - 1.16%
39,456	Packeteer, Inc.*	490,043
	Computers & Peripherals - 1.46%
17,770	Avid Technology, Inc.*	619,818
	Construction Materials - 1.46%
13,870	Eagle Materials, Inc.	619,018
	Consumer Finance - 6.38%
20,840	American Express Co.	1,175,376
7,741	MoneyGram International, Inc.	214,890
32,110	SLM Corp.	1,313,299
		2,703,565
	Food & Staples Retailing - 4.72%
24,191	CVS Caremark Corp.	825,881
25,000	Wal-Mart Stores, Inc.	1,173,750
		1,999,631
	Food Products - 3.51%
12,425	Lancaster Colony Corp.	549,061
18,385	Wm. Wrigley Jr. Co.	936,348
		1,485,409
	Health Care Equipment & Supplies - 1.21%
10,935	Haemonetics Corp.*	511,211
	Health Care Providers & Services - 10.01%
4,100	The Advisory Board Co.*	207,542
10,580	Computer Programs & Systems, Inc.	283,756
14,183	Laboratory Corporation of America Holdings*	1,030,111
48,928	Odyssey HealthCare, Inc.*	642,425
22,400	Omnicare, Inc.	890,848
22,400	UnitedHealth Group, Inc.	1,186,528
		4,241,210
	Hotels, Restaurants & Leisure - 1.25%
10,280	International Speedway Corp. - Class A	531,476
	Industrial Conglomerates - 4.84%
11,125	3M Co.	850,284
38,000	Tyco International Ltd.#	1,198,900
		2,049,184
	Insurance - 12.46%
17,580	American International Group, Inc.	1,181,728
10,960	Argonaut Group, Inc.*	354,665
494	Berkshire Hathaway Inc. - Class B*	1,798,160
3,108	Hanover Insurance Group, Inc.	143,341
27,015	Horace Mann Educators Corp.	555,158
43,300	Old Republic International Corp.	957,796
6,878	Triad Guaranty, Inc.*	284,818
		5,275,666
	IT Services - 5.29%
15,100	Acxiom Corp.	322,989
13,300	Hewitt Associates, Inc. - Class A*	388,759
69,628	Western Union Co.	1,528,335
		2,240,083
	Machinery - 6.26%
6,000	Actuant Corp. - Class A	304,860
12,230	Kaydon Corp.	520,509
20,600	Mueller Water Products, Inc. - Class B	275,834
10,600	The Toro Co.	543,144
18,640	Wabash National Corp.	287,429
20,800	Wabtec Corp.	717,392
		2,649,168
	Media - 1.29%
14,420	John Wiley & Sons, Inc. - Class A	544,499
	Metals & Mining - 2.50%
31,650	Compass Minerals International, Inc.	1,057,110
	Oil & Gas - 7.62%
17,400	Anadarko Petroleum Corp.	747,852
8,300	Apache Corp.	586,810
11,260	ConocoPhillips	769,621
16,206	Devon Energy Corp.	1,121,779
		3,226,062
	Pharmaceuticals - 5.38%
20,346	Johnson & Johnson	1,226,050
16,580	Schering-Plough Corp.	422,956
36,440	Valeant Pharmaceuticals International	630,047
		2,279,053
	Software - 6.08%
12,830	Fair Isaac Corp.	496,264
26,021	Jack Henry & Associates, Inc.	625,805
52,200	Microsoft Corp.	1,454,814
		2,576,883
	Specialty Retail - 3.01%
31,709	Bed Bath & Beyond, Inc.*	1,273,750
	Thrifts & Mortgage Finance - 1.57%
16,439	Washington Mutual, Inc.	663,807
	Trading Companies & Distributors - 3.09%
37,300	Fastenal Co.	1,307,365
	TOTAL COMMON STOCKS (Cost $37,162,295)	41,721,712

	SHORT-TERM INVESTMENTS - 1.58%
670,871	Federated Cash Trust Treasury Money Market Fund (Cost $670,871)	670,871
	Total Investments in Securities (Cost $37,833,166) - 100.10%	42,392,583
	Liabilities in Excess of Other Assets - (0.10)%	(42,731)
	NET ASSETS - 100.00%	$42,349,852

* Non-income producing security.
# U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows**:

Cost of investments	$37,837,517

Gross unrealized appreciation	$5,373,855
Gross unrealized depreciation	(818,789)
Net unrealized appreciation	$4,555,066

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   5/29/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   5/29/2007

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date   5/23/2007

* Print the name and title of each signing officer under his or her signature.